Consolidated statement of profit or loss - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Continuing operations
Interest income using effective interest rate method	€ 20,715	€ 25,056	€ 25,249
Other interest income	1,843	3,107	2,880
Total interest income	22,559	28,163	28,129
Interest expense using effective interest rate method	(7,402)	(11,268)	(11,171)
Other interest expense	(1,605)	(3,084)	(2,997)
Total interest expense	(9,007)	(14,353)	(14,169)
Net interest income 20	13,552	13,811	13,960
Fee and commission income	4,514	4,439	4,240
Fee and commission expense	(1,503)	(1,571)	(1,442)
Net fee and commission income 21	3,011	2,868	2,798
Valuation results and net trading income 22	474	(159)	1,227
Investment income 23	152	188	183
Share of result from associates and joint ventures 8	66	82	146
Impairment loss recognised in profit or loss 8	(235)	(34)	(3)
Result on disposal of group companies 24	(3)	117	(123)
Net result on derecognition of financial assets measured at amortised cost 25	189	38	18
Other income 26	20	214	118
Total income	17,227	17,125	18,324
Addition to loan loss provisions 7	2,675	1,120	656
Staff expenses 27	5,812	5,755	5,420
Other operating expenses 28	5,341	4,598	5,262
Total expenses	13,828	11,472	11,338
Result before tax from continuing operations	3,399	5,653	6,986
Taxation 37	1,070	1,652	2,116
Net result from continuing operations	2,329	4,001	4,869
Net result (before non-controlling interests)	2,329	4,001	4,869
Net result attributable to Non-controlling interests	78	99	108
Net result attributable to shareholders of the parent	€ 2,250	€ 3,903	€ 4,761
Earnings per ordinary share 29
Basic earnings per ordinary share	€ 0.58	€ 1	€ 1.22
Diluted earnings per ordinary share	0.58	1	1.22
Earnings per ordinary share from continuing operations 29
Basic earnings per ordinary share from continuing operations	0.58	1	1.22
Diluted earnings per ordinary share from continuing operations	0.58	1	1.22
Dividends per ordinary share 30	€ 0.12	€ 0.24	€ 0.68